Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets Details Abstract
Patents	$ 3,502,135	$ 3,502,135
Accumulated amortization	(3,502,135)	(3,502,135)
Net intangible assets	$ 0	$ 0